GS Mortgage-Backed Securities Trust 2021-PJ5 ABS-15G

Exhibit 99.2 - Schedule 4

LOANID	GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	EXCEPTION STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
	XXXXX	XXXXX	XXXXX	XXXX	Compliance	Compliance	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations.			Cleared	XXXX		1			XXXX	XXXX	XXXX	Limited Cash-Out (GSE Definition)
	XXXXX	XXXXX	XXXXX	XXXX	Credit	Credit	Tax Returns Obtained	Tax returns for the previous two (2) years (including all schedules) were not obtained or were not properly retained in the file in accordance with guidelines or Appendix Q. Due to the missing income documentation, audit income from the borrower's self-employment and the DTI could not be calculated.		Documentation provided is sufficient to resolve the finding. (Resolved)	Resolved	XXXX		1			XXXX	XXXX	XXXX	Limited Cash-Out (GSE Definition)
	XXXXX	XXXXX	XXXXX	XXXX	Credit	Credit	Tax Payer First Act Disclosure – Missing	The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains the Tax Payer First Act Disclosure, however, the disclosure was not signed by either borrower.		Documentation provided is sufficient to resolve the finding. (Resolved)	Resolved	XXXX		1			XXXX	XXXX	XXXX	Limited Cash-Out (GSE Definition)
	XXXXX	XXXXX	XXXXX	XXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	The loan file contains a CDA, which support the value within 10%.			Cleared	XXXX		1			XXXX	XXXX	XXXX	Limited Cash-Out (GSE Definition)
	XXXXX	XXXXX	XXXXX	XXXX	Compliance	Compliance	TRID Tolerance - Zero Tolerance Violation (No Valid COC)	The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee on the revised CD issued on XXXX was not accepted: Inspection. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). A cost to cure in the amount of XXXX is required.		The documentation provided is sufficient to cure the finding. (Resolved)	Resolved	XXXX		2			XXXX	XXXX	XXXX	Rate/Term Refinance -- Borrower initiated
	XXXXX	XXXXX	XXXXX	XXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	The loan file contains a CDA, which support the value within 10%.			Cleared	XXXX		1			XXXX	XXXX	XXXX	Rate/Term Refinance -- Borrower initiated
	XXXXX	XXXXX	XXXXX	XXXX	Credit	Credit	The loan meets all applicable credit guidelines	The loan meets all applicable credit guidelines.			Cleared	XXXX		1			XXXX	XXXX	XXXX	Rate/Term Refinance -- Borrower initiated
	XXXXX	XXXXX	XXXXX	XXXX	Compliance	Compliance	TRID - 10% Tolerance Violation Not Cured	The loan failed the charges that in total cannot increase more than 10% test due to the following: A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.		The documentation provided is not sufficient to cure the finding. Please provide LOE and PCCD for the refund given XXXX. (upheld)The LOE, PCCD, proof of delivery and reimbursement check have been provided and sufficient to cure the exception. (Resolved)	Resolved	XXXX		2			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase
	XXXXX	XXXXX	XXXXX	XXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the value within 10%.			Cleared	XXXX		1			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase
	XXXXX	XXXXX	XXXXX	XXXX	Credit	Credit	Debts Not verified on credit report	The application lists significant debts that were not verified on the credit report and not independently verified. The monthly taxes and hazard insurance were not verified for the borrower's XXXX rental property. VOM statement in file reflects taxes and insurance are not escrowed and no third party documentation was provided to verify the monthly amounts in accordance with Appendix Q.		Documentation received is sufficient. (Resolved)	Resolved	XXXX		1			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase
	XXXXX	XXXXX	XXXXX	XXXX	Credit	Credit	VVOE required	A VVOE is required within 10 days of Note date. The VVOE in file is dated XXXX which is not within 10 days of the Note date on XXXX		Documentation received is sufficient. (Resolved)	Resolved	XXXX		1			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase
	XXXXX	XXXXX	XXXXX	XXXX	Compliance	Compliance	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations.			Cleared	XXXX		1			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase
	XXXXX	XXXXX	XXXXX	XXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.			Cleared	XXXX		1			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase
	XXXXX	XXXXX	XXXXX	XXXX	Credit	Credit	Credit Report	The loan file contained a credit update reflecting the payment history for the previous mortgage secured by the exit residence; however, the loan file did not contain a complete credit report with all additional debt and payment histories as required. Review debts were taken from the Final 1003 and are subject to change upon review of the credit report.		Documentation received is sufficient. (Resolved)	Resolved	XXXX		1			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase